Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	12 Months Ended
Jul. 31, 2021
Transportation vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful life	5 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful life	3 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets [Line Items]
Estimated useful life	5 years